Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Income for the year	$ 873,900	$ 536,389	$ 58,739
Adjustments for:
Depreciation and amortization	664,357	608,640	662,412
Income tax accruals less payments	58,494	(193,989)	(128,079)
Equity in earnings of non-consolidated companies	(193,994)	(116,140)	(71,533)
Interest accruals less payments, net	6,151	11,550	(2,567)
Changes in provisions	(8,396)	(17,245)	15,597
Income from the sale of Conduit business		(89,694)
Changes in working capital	(737,952)	(853,184)	330,964
Derivatives, currency translation adjustment and others	(51,758)	91,648	(1,968)
Net cash provided by (used in) operating activities	610,802	(22,025)	863,565
Cash flows from investing activities
Capital expenditures	(349,473)	(558,236)	(786,873)
Changes in advance to suppliers of property, plant and equipment	4,851	7,077	50,989
Proceeds from disposal of Conduit business		327,631
Investment in non-consolidated companies			(17,108)
Acquisition of subsidiaries		(10,418)
Investment in companies under cost method		(3,681)
Loan to non-consolidated companies	(14,740)	(10,956)	(116,616)
Repayment of loan by non-consolidated companies	9,370	3,900	74,222
Proceeds from disposal of property, plant and equipment and intangible assets	6,010	5,443	23,609
Dividends received from non-consolidated companies	25,722	22,971	20,674
Changes in investments in securities	717,368	565,387	652,755
Net cash provided by (used in) investing activities	399,108	349,118	(98,348)
Cash flows from financing activities
Dividends paid	(484,020)	(484,020)	(507,631)
Dividends paid to non-controlling interest in subsidiaries	(3,498)	(24,000)	(29,089)
Changes in non-controlling interests	(24)	(49)	(1,071)
Proceeds from borrowings	1,019,302	1,196,781	1,180,727
Repayments of borrowings	(1,432,202)	(1,090,129)	(1,295,560)
Net cash used in financing activities	(900,442)	(401,417)	(652,624)
Increase (decrease) in cash and cash equivalents	109,468	(74,324)	112,593
Movement in cash and cash equivalents
At the beginning of the year	330,090	398,580	286,198
Effect of exchange rate changes	(12,841)	5,834	(211)
Increase (decrease) in cash and cash equivalents	109,468	(74,324)	112,593
At December 31,	426,717	330,090	398,580
Cash and bank deposits	428,361	330,221	399,900
Bank overdrafts	$ (1,644)	$ (131)	$ (1,320)